Shareholder Fees - FidelityFreedomBlendFunds-Z6ComboPRO	May 30, 2023 USD ($)
FidelityFreedomBlendFunds-Z6ComboPRO | Fidelity Freedom Blend 2055 Fund
Shareholder Fees:
(fees paid directly from your investment)	none